Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories

	Thousands of Euros
	31/12/2018	31/12/2017
Goods for resale	118,876	105,013
Raw materials and supplies	647,399	454,371
Work in progress and semi-finished goods	744,436	592,612
Finished goods	438,649	477,297
	1,949,360	1,629,293

Schedule of movement in inventory provision

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Balance at 1 January	35,764	33,069	22,614
Net charge for the year	10,398	8,232	8,878
Cancellations for the year	(558)	(357)	(20)
Translation differences	3,236	(5,180)	1,597
Balance at 31 December	48,840	35,764	33,069